LEASE OBLIGATIONS - Maturities of Operating Leases Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
LEASE OBLIGATIONS
2020		€ 980
2021	€ 803	758
2022	523	474
2023	381	349
2024	195
2024 and thereafter		171
Total undiscounted minimum lease payments	1,901	2,732
Less: amount representing interest		(48)
Present value of minimum lease payments		2,684
Less: current portion	(802)	(958)
Long-term portion	€ 1,099	€ 1,726